Notes to the consolidated statements of income - Revenue (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenue [Line Items]
Health Care Services	€ 3,258,131,000		€ 9,851,733,000
Dialysis services	2,904,363,000		8,359,200,000
Care Coordination Revenue	353,768,000		1,492,533,000
Health Care Products	799,721,000		2,395,453,000
Dialysis Products Revenue	782,374,000		2,340,066,000
Non-dialysis Product Revenue	17,347,000		55,387,000
Revenue	4,057,852,000	€ 4,335,702,000	12,247,186,000	€ 13,354,843,000
Revenue from contracts with customers (IFRS 15) [Member]
Revenue [Line Items]
Health Care Services	3,199,364,000		9,689,671,000
Dialysis services	2,904,363,000		8,359,200,000
Care Coordination Revenue	295,001,000		1,330,471,000
Health Care Products	774,106,000		2,324,406,000
Dialysis Products Revenue	756,759,000		2,269,019,000
Non-dialysis Product Revenue	17,347,000		55,387,000
Revenue	3,973,470,000		12,014,077,000
Other revenue [Member]
Revenue [Line Items]
Health Care Services	58,767,000		162,062,000
Dialysis services	0		0
Care Coordination Revenue	58,767,000		162,062,000
Health Care Products	25,615,000		71,047,000
Dialysis Products Revenue	25,615,000		71,047,000
Non-dialysis Product Revenue	0		0
Revenue	€ 84,382,000		€ 233,109,000